SERIES A CONVERTIBLE PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]
NOTE 5 – SERIES A CONVERTIBLE PREFERRED STOCK

On January 12, 2013, the Company entered into an amended and restated securities purchase agreement for the offer and sale of its Series A Convertible Preferred Stock, par value $0.001 (“Series A Preferred Stock”) at a price of $4.00 per share.  In connection with the private sale of its Series A Preferred Stock, the Company raised gross proceeds of $790,834, including $378,700 from the conversion of promissory notes.  Each share of Series A Preferred Stock was convertible into 10 shares of the Company’s Common Stock determined by dividing $4.00 by the conversion price of $0.40.

The Series A Preferred Stock includes embedded anti-dilutive provisions that meet the defined criteria of a derivative liability as described in ASC Topic 815, “Derivatives and Hedging,” and therefore require bifurcation.  These embedded derivatives include certain conversion features indexed to the Company's Common Stock. The accounting treatment of derivative financial instruments requires that the Company record the derivatives and related items at their fair values as of the date of issue and at fair value as of each subsequent balance sheet date.   Changes in the fair value are charged to income at the end of each reporting period.

During the year ended December 31, 2013, a total of 197,708.5 shares of the Series A Preferred Stock had been converted into 1,977,085 shares of Common Stock. As of March 31, 2014 and December 31, 2013, there were zero shares of Series A Preferred Stock issued and outstanding.

NOTE 8 – SERIES A CONVERTIBLE PREFERRED STOCK

On January 12, 2013, the Company entered into an amended and restated securities purchase agreement for the offer and sale of its Series A Convertible Preferred Stock, par value $0.001 (“Series A Preferred Stock”) at a price of $4.00 per share.  In connection with the private sale of its Series A Preferred Stock, the Company raised gross proceeds of $790,834, including $378,700 from the conversion of promissory notes.  Each share of Series A Preferred Stock was convertible into 10 shares of the Company’s Common Stock determined by dividing $4.00 by the conversion price of $0.40.

The Series A Preferred Stock includes embedded anti-dilutive provisions that meet the defined criteria of a derivative liability as described in ASC Topic 815, “Derivatives and Hedging,” and therefore require bifurcation.  These embedded derivatives include certain conversion features indexed to the Company's Common Stock. The accounting treatment of derivative financial instruments requires that the Company record the derivatives and related items at their fair values as of the date of issue and at fair value as of each subsequent balance sheet date.   Changes in the fair value are charged to income at the end of each reporting period.

During the year ended December 31, 2013, a total of 197,708.5 shares of the Series A Preferred Stock had been converted into 1,977,085 shares of Common Stock. As of December 31, 2013 and 2012, there were zero shares of Series A Preferred Stock issued and outstanding.